Stock-Based Compensation (Schedule of Stock Options Outstanding and Exercisable) (Details) - Stock Options [Member]	12 Months Ended
Mar. 31, 2016 $ / shares shares
Number Outstanding | shares	3,999,325
Number Exercisable | shares	1,333,944
$1.08 - 2.66 [Member]
Exercise Price, minimum	$ 1.08
Exercise Price, maximum	$ 2.66
Number Outstanding | shares	331,687
Weighted-Average Remaining Contractual Life (Years)	7 years 6 months
Weighted-Average Exercise Price	$ 1.82
Number Exercisable | shares	156,254
Weighted-Average Exercise Price	$ 2.32
$3.00 - 3.96 [Member]
Exercise Price, minimum	3.00
Exercise Price, maximum	$ 3.96
Number Outstanding | shares	1,430,798
Weighted-Average Remaining Contractual Life (Years)	8 years 6 months
Weighted-Average Exercise Price	$ 3.14
Number Exercisable | shares	521,916
Weighted-Average Exercise Price	$ 3.21
$4.32 - 4.92 [Member]
Exercise Price, minimum	4.32
Exercise Price, maximum	$ 4.92
Number Outstanding | shares	759,506
Weighted-Average Remaining Contractual Life (Years)	8 years 4 months 24 days
Weighted-Average Exercise Price	$ 4.75
Number Exercisable | shares	281,164
Weighted-Average Exercise Price	$ 4.71
$5.00 - 6.36 [Member]
Exercise Price, minimum	5.00
Exercise Price, maximum	$ 6.36
Number Outstanding | shares	953,344
Weighted-Average Remaining Contractual Life (Years)	8 years 10 months 24 days
Weighted-Average Exercise Price	$ 5.05
Number Exercisable | shares	206,780
Weighted-Average Exercise Price	$ 5.15
$7.80 - 7.92 [Member]
Exercise Price, minimum	7.80
Exercise Price, maximum	$ 7.92
Number Outstanding | shares	507,554
Weighted-Average Remaining Contractual Life (Years)	8 years 2 months 12 days
Weighted-Average Exercise Price	$ 7.81
Number Exercisable | shares	151,394
Weighted-Average Exercise Price	$ 7.84
$10.32 - 99.60 [Member]
Exercise Price, minimum	10.32
Exercise Price, maximum	$ 99.60
Number Outstanding | shares	16,436
Weighted-Average Remaining Contractual Life (Years)	4 years 8 months 12 days
Weighted-Average Exercise Price	$ 16.43
Number Exercisable | shares	16,436
Weighted-Average Exercise Price	$ 16.43